Contingent and Deferred Consideration Payable - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contingent And Deferred Consideration Payable [Line Items]
Contingent and deferred consideration	$ 2,959
Contingent consideration payable - non-current	1,442	$ 325
Merchant Portfolios
Contingent And Deferred Consideration Payable [Line Items]
Contingent consideration paid	$ 7,319	$ 10,138